UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Arthur D. Charpentier

Address:  520 White Plains Road
          Suite 500
          Tarrytown, New York 10591


13F File Number:  28-6794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Arthur D. Charpentier
Title:
Phone:    (914) 467-5285


Signature, Place and Date of Signing:

/s/ Arthur D. Charpentier         Tarrytown, New York            May 11, 2005
--------------------------    ----------------------------    ------------------
     [Signature]                     [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  12

Form 13F Information Table Value Total:  $58,151
                                        (thousands)


List of Other Included Managers:         None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                     FORM 13F INFORMATION TABLE




                                                                                                              Voting Authority
                               TITLE      CUSIP       MKT VALUE    SH OR     SH/ PUT/  INVESTMT   OTHER     (a)        (b)     (c)
NAME OF ISSUER                 OF CLASS   NUMBER      (X $1,000)   PRN AMT   PRN CALL  DISCRETN   MGRS     SOLE      SHARED    NONE
--------------                 --------   ------      ----------   -------   --- ----  --------   ----     ----      ------    ----
C H Robinson Worldwide Inc     COM         12541W100    4,689        91,000  SH        Sole       None       91,000   0        0
Capital One Finl Corp          COM         14040H105   18,692       250,000  SH        Sole       None      250,000   0        0
Cardinal Health Inc            COM         14149Y108    3,348        60,000  SH        Sole       None       60,000   0        0
Certegy Inc                    COM         156880106    2,423        70,000  SH        Sole       None       70,000   0        0
Eastman Kodak Co               COM         277461109    1,302        40,000  SH        Sole       None       40,000   0        0
Global Pmts Inc                COM         37940X102    2,728        42,300  SH        Sole       None       42,300   0        0
Johnson & Johnson              COM         478160104    5,373        80,000  SH        Sole       None       80,000   0        0
Merck & Co Inc                 COM         589331107    3,237       100,000  SH        Sole       None      100,000   0        0
Scientific Learning Corp       COM         808760102    2,496       419,480  SH        Sole       None      419,480   0        0
Servicemaster Co               COM         81760N109    2,470       183,000  SH        Sole       None      183,000   0        0
Surmodics Inc                  COM         868873100    6,382       200,000  SH        Sole       None      200,000   0        0
Wal Mart Stores Inc            COM         931142103    5,011       100,000  SH        Sole       None      100,000   0        0
                                            Total      58,151



00429.0001 #567214